Financial Instruments (Fair value of financial instruments) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, carrying amount	$ 12,475	$ 12,832
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, fair value	$ 14,424	$ 16,046